FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of measurement of financial assets and liabilities
The following table provides the measurement basis of financial assets and liabilities as at December 31, 2023 and December 31, 2022:

As at December 31,			2023			2022
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Other assets	$283	(1)	$283	$291	(1)	$291
Derivatives	109,242	(2)	109,242	151,855		151,855
Loan receivable	—		—	69,186		69,186
Accounts receivable	12,166		12,166	12,176		12,176
Prepaid expenses and other	650	(3)	650	—		—
Cash and cash equivalents	116,134		116,134	135,081		135,081
	$238,475		$238,475	$368,589		$368,589

Financial liabilities
Unsecured debentures, net	$1,892,236		$1,768,920	$1,893,186	(5)	$1,672,290
Unsecured term loans, net	1,173,746	(4)	1,173,746	1,090,451		1,090,451
Secured debt	—		—	51,373		51,373
Derivatives	8,429		8,429	13,467	(6)	13,467
Accounts payable and accrued liabilities	94,336		94,336	114,775	(7)	114,775
Distributions payable	17,415		17,415	16,991		16,991
	$3,186,162		$3,062,846	$3,180,243		$2,959,347
(1)    Long-term receivables included in other assets (note 6).
(2)    Balance includes current and non-current portions of derivative assets (note 8(c)).
(3)    As at December 31, 2023, foreign exchange collars of $0.7 million included in prepaid expenses and other.
(4)    Balance includes current and non-current portions of unsecured term loans, net (note 8(b)).
(5)    Balance included current and non-current portions of unsecured debentures, net (note 8(b)).
(6)    Balance included current and non-current portions of derivative liabilities (note 8(c)).
(7)    As at December 31, 2022, foreign exchange collars of $2.4 million included in accounts payable and accrued liabilities.

Schedule of assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall
The following tables represent information related to the Trust’s assets and liabilities measured or disclosed at fair value on a recurring and non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall.

As at December 31, 2023	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties (note 4)	$—	$—	$8,808,139
Derivatives (note 8)	—	109,242	—
Foreign exchange collars included in prepaid expenses and other	—	650	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	1,768,920	—	—
Unsecured term loans, net (note 8)	—	1,173,746	—
Derivatives (note 8)	—	8,429	—
Net (liabilities) assets measured or disclosed at fair value	$(1,768,920)	$(1,072,283)	$8,808,139

As at December 31, 2022	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE
Assets measured at fair value
Investment properties (note 4)	$—	$—	$8,839,571
Assets held for sale (note 5)	—	—	41,182
Derivatives (note 8)	—	151,855	—
Loan receivable (note 7)	—	69,186	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	1,672,290	—	—
Unsecured term loans, net (note 8)	—	1,090,451	—
Secured debt (note 9)	—	51,373	—
Foreign exchange collars included in accounts payable and accrued liabilities	—	2,426	—
Derivatives (note 8)	—	13,467	—
Net (liabilities) assets measured or disclosed at fair value	$(1,672,290)	$(936,676)	$8,880,753

Schedule of contractual maturities of financial liabilities
The estimated contractual maturities of the Trust’s financial liabilities are summarized below:

	Payments due by year
As at December 31, 2023	Total	2024	2025	2026	2027	2028	Thereafter
Unsecured debentures	$1,900,000		$—	$—	$500,000	$500,000	$900,000
Unsecured term loans	1,174,685	244,283	528,180	402,222		—	—
Derivatives	8,429	—	—	2,105	—	3,067	3,257
Interest payments(1):
Unsecured debentures, net of derivatives	222,152	44,891	44,891	44,891	37,528	30,165	19,786
Unsecured term loans, net of derivatives	72,003	35,951	29,274	6,778	—	—	—
Accounts payable and accrued liabilities	94,336	91,390	1,570	1,376	—	—	—
Distributions payable	17,415	17,415	—	—	—	—	—
	$3,489,020	$433,930	$603,915	$457,372	$537,528	$533,232	$923,043
(1) Represents aggregated interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.